Transactions with Related Parties - Statement of Income (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Total expenses with related parties	$ 10,760	$ 11,063	$ 21,970	$ 21,490
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Commissions	1,549	1,621	3,092	3,350
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Management fees	5,055	4,826	10,119	9,462
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Special charges	571	538	1,010	999
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Insurance premiums	2,350	2,591	4,934	4,969
AirMania Travel S.A.
Related Party Transaction [Line Items]
Travel services	$ 1,235	$ 1,487	$ 2,815	$ 2,710